Acquisition of businesses - Schedule of Non-Significant Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 11,897	$ 7,227
Exchange of assets	(3,538)	0	$ 0
Net cash paid at acquisition date	2,081	4,800	185
Franchised restaurants
Business Acquisition [Line Items]
Property and equipment	2,063	3,254	185
Identifiable intangible assets	2,760	1,349	0
Goodwill	4,380	1,843	0
Liabilities assumed	(154)	0	0
Gain on purchase of franchised restaurants	0	(830)	0
Purchase price	9,049	5,616	185
Seller financing	(3,430)	(320)	0
Exchange of assets	(3,538)	0	0
Settlement of franchise receivables	0	(496)	0
Net cash paid at acquisition date	$ 2,081	$ 4,800	$ 185